DISPOSITION OF EXPLORATION AND EVALUATION ASSETS (Details Narrative)		12 Months Ended
	Jun. 08, 2017 CAD ($) shares	Jan. 31, 2018 CAD ($)	Jan. 31, 2017 CAD ($)	Jan. 31, 2016 CAD ($)	Jan. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Payment in cash on current exchange rate		$ (180)	$ (1,243)	$ 358
Gain on sale of exploration and evaluation assets		$ 5,871,719
Robertson Property [Member]
Disclosure of transactions between related parties [line items]
Payment in cash on current exchange rate	$ 21,840,000
Advance royalty payments, discount rate					5.04%
Robertson Property [Member] | January 2, 2034 [Member]
Disclosure of transactions between related parties [line items]
Advance royalty payments					$ 500,000
Robertson Property [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Advance royalty payments, Percentage	1.00%
Robertson Property [Member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Advance royalty payments, Percentage	2.25%
Barrick [Member]
Disclosure of transactions between related parties [line items]
Common shares return | shares	4,150,000